Average Annual Total Returns - Voya High Yield Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 1 Yr		Class ADV Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 5 Yrs		Class ADV Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 10 Yrs		Class ADV Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 1 Yr		Class I Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 5 Yrs		Class I Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 10 Yrs		Class I Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 1 Yr		Class S Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 5 Yrs		Class S Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 10 Yrs		Class S Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 1 Yr		Class S2 Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 5 Yrs		Class S2 Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 10 Yrs		Class S2 Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index Since Inception
Total	5.26%	7.10%	5.61%		May 22, 2006	7.05%	[1]	8.57%	[1]	6.79%	[1]	[1]	6.00%	7.76%	6.26%		Apr. 29, 2005	7.05%	[1]	8.57%	[1]	6.79%	[1]	[1]	5.63%	7.47%	5.98%		May 03, 2004	7.05%	[1]	8.57%	[1]	6.79%	[1]	[1]	5.48%	7.31%	5.83%		Dec. 29, 2006	7.05%	[1]	8.57%	[1]	6.79%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.